Variable Interest Entities	6 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
VARIABLE INTEREST ENTITIES

The Company consolidates variable interest entities ("VIEs") in renewable energy facilities when the Company is the primary beneficiary. The VIEs own and operate renewable energy facilities in order to generate contracted cash flows. The VIEs were funded through a combination of equity contributions from the owners and non-recourse project-level debt. As a result of the Company's sale of TerraForm Resi Solar Manager, LLC, a subsidiary of the Company that owned and operated 8.9 MW of residential rooftop solar installations, during the second quarter of 2017, the related assets and liabilities of this variable interest entity were deconsolidated (see Note 2. Assets Held for Sale). No other VIEs were deconsolidated during the six months ended June 30, 2017 and 2016.

The carrying amounts and classification of the consolidated VIEs’ assets and liabilities included in the Company's unaudited condensed consolidated balance sheets are as follows:

(In thousands)	June 30, 2017	December 31, 2016
Current assets	$189,603	$191,244
Non-current assets	4,236,080	4,351,635
Total assets	$4,425,683	$4,542,879
Current liabilities	$633,796	$638,452
Non-current liabilities	514,266	514,464
Total liabilities	$1,148,062	$1,152,916

The amounts shown in the table above exclude intercompany balances that are eliminated upon consolidation. All of the assets in the table above are restricted for settlement of the VIE obligations, and all of the liabilities in the table above can only be settled by using VIE resources.